Financial Risk Review (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Review [Abstract]
Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure	The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:
	December 31, 2023	December 31, 2022
	$	$
Cash and cash equivalents	49,391,627	20,535,210
Subscription receivable	—	50,000,000
Other receivables	696,968	158,231
Receivables from affiliated entities	1,433,243	959,935
Related party receivables	75,000	655,683
	51,596,838	72,309,059

Schedule of Credit Risk Exposure	Set out below is the information about the credit risk exposure of the Lifezone’s financial assets as at December 31, 2023, and 2022:
	Current	Days past due				Impairment	Total
		31-60	61-90	91-120	>120
At December 31, 2023
Cash and cash equivalent	49,391,627	—	—	—	—	—	49,391,627
Other receivables	98,836	598,132	—	—	—	—	696,968
Receivable from affiliated entities	1,433,243	—	—	—	—	—	1,433,243
Related party receivables	75,000	—	—	—	—	—	75,000
	50,998,706	598,132	—	—	—	—	51,596,838
	Current	Days past due				Impairment	Total
		31-60	61-90	91-120	>120
At December 31, 2022
Cash and cash equivalent	20,535,210	—	—	—	—	—	20,535,210
Subscription receivable	50,000,000	—	—	—	—	—	50,000,000
Other receivables	79,648	66,861	—	11,722	—	—	158,231
Receivable from affiliated entities	748,836	—	—	—	211,099	—	959,935
Related party receivables	655,683	—	—	—	—	—	655,683
	72,019,377	66,861	—	11,722	211,099	—	72,309,059

Schedule of Liquidity Risk	Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding or monetizing the offtake from the Kabanga Nickel Project.
	December 31, 2023	December 31, 2022
	$	$
<=30 days	7,667,147	16,029,218
30 – 60 days	104,240	—
61 – 90 days	156,360	23,018
91 – 120 days	208,480	—
>=121 days	5,392,901	4,691,328
Total	13,529,128	20,743,564

Schedule of Financial Instruments	The following table includes financial instruments which are denominated in foreign currencies:
	December 31, 2023	December 31, 2022
	GBP £	GBP £
Cash in banks	620,208	359,021
Prepaid expenses	134,828	—
Trade and other payables	489,117	77,301
	AUD	AUD
Cash in banks	2,587,533	1,456,988
Trade receivables	112,069	—
Prepaid expenses	238,181	—
Trade and other payables	743,959	919,785
	EUR	EUR
Cash in banks	133,685	—
	TZS	TZS
Cash in banks	1,259,494,294	600,859,075

	ZAR	ZAR
Cash in banks	937,684	—

Schedule of Demonstrates the Estimated Sensitivity	Lifezone’s exposure to foreign currency changes for all other currencies is not considered material.
Effect on Profit	December 31, 2023	December 31, 2022
Change in GBP Rate
10%	79,202	43,204
-10%	(79,202)	43,204
Change in AUD Rate
10%	(176,987)	(97,851)
-10%	176,987	97,851
Change in EUR Rate
10%	14,848	—
-10%	(14,858)	—
Change in TZS Rate
10%	(50,079)	(25,744)
-10%	50,079	25,744
Change in ZAR Rate
10%	(5,058)	—
-10%	5,058	—